Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen Value Opportunities Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	Since
	Year	Years	Inception
Class A: Inception (06/25/01)
Return Before Taxes	7.09%	(1.92)%	2.25%
Return After Taxes on Distributions	6.94	(2.54)	1.66
Return After Taxes on Distributions and Sale of Fund Shares	4.82	(1.62)	1.88
Class B: Inception (06/25/01)	7.39	(1.90)	2.21
Class C: Inception (06/25/01)	11.49	(1.53)	2.10
Class R1: Inception (05/23/11)	13.03	(1.05)	2.60
Class Y: Inception (03/23/05)	13.43	(0.59)	0.97
S&P 500® Index: Inception (06/30/01) (reflects no deductions for fees, expenses or taxes)	15.08	2.29	2.23
Russell 3000® Value Index[2]: Inception (06/30/01) (reflects no deductions for fees, expenses or taxes)	16.23	1.45	3.87
Russell 1000® Value Index[2]: Inception (06/30/01) (reflects no deductions for fees, expenses or taxes)	15.51	1.28	3.57
Lipper Large-Cap Value Funds Index: Inception (06/30/01)	13.02	1.52	2.39

[1]	Class R shares’ performance shown is that of the Fund’s (and the predecessor fund’s) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursement.

[2]	The Fund has elected to use the Russell 3000® Value Index to represent its style specific benchmark rather than the Russell 1000® Value Index because the Russell 3000® Value Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
The following information is added underneath the last benchmark description appearing under the heading “Benchmark Descriptions”:
“Russell 3000® Value Index is an unmanaged index considered representative of U.S. value stocks. The Russell 3000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.”

Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:
Invesco Van Kampen Value Opportunities Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	Since
	Year	Years	Inception
Institutional Class[1]: Inception (05/23/11)
Return Before Taxes	13.31%	(0.81)%	2.86%
Return After Taxes on Distributions	13.14	(1.43)	2.26
Return After Taxes on Distributions and Sale of Fund Shares	8.87	(0.68)	2.41
S&P 500® Index: Inception (06/30/01) (reflects no deductions for fees, expenses or taxes)	15.08	2.29	2.23
Russell 3000® Value Index[2]: Inception (06/30/01)(reflects no deductions for fees, expenses or Taxes)	16.23	1.45	3.87
Russell 1000® Value Index[2]: Inception (06/30/01) (reflects no deductions for fees, expenses or taxes)	15.51	1.28	3.57
Lipper Large-Cap Value Funds Index: Inception (06/30/01)	13.02	1.52	2.39

1	Institutional Class shares’ performance shown prior to the inception date is that of the Fund’s (and the predecessor fund’s) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund’s Class A shares is June 25, 2001.

2	The Fund has elected to use the Russell 3000® Value Index to represent its style specific benchmark rather than the Russell 1000® Value Index because the Russell 3000® Value Index more closely reflects the performance of the types of securities in which the Fund invests.”
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”
The following information is added underneath the last benchmark description appearing under the heading “Benchmark Descriptions”:
“Russell 3000® Value Index is an unmanaged index considered representative of U.S. value stocks. The Russell 3000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.”

1